UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10415
                                                     ---------

                     Lazard Alternative Strategies Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
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               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-632-1584
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2008
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2008 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------

                                                                                  PERCENTAGE
                                                                                      OF
                                                                                   MEMBERS'
                                                               COST                CAPITAL                 FAIR VALUE
                                                            -----------           ----------              ------------
INVESTMENTS IN PORTFOLIO FUNDS (95.25%)#

EVENT DRIVEN (15.85%)
Farallon Capital Partners, L.P.                             $        --               2.47%               $  3,230,000
Litespeed Partners, L.P.                                      2,400,000               3.17%                  4,157,613
Paulson Advantage, L.P.                                       2,500,000               5.32%                  6,973,307
Restoration Partners LLC                                      3,900,000               3.05%                  3,998,070
Spinnaker Global Strategic Fund, LTD                            496,852               1.84%                  2,409,592
                                                            -----------                                   ------------
                                                              9,296,852                                     20,768,582
                                                            -----------                                   ------------

LONG/SHORT (26.25%)
Alpha Pacific Qualified Partners, L.P.                        4,300,000               2.77%                  3,633,343
Arience Capital Partners I, L.P.                              3,650,000               4.53%                  5,943,990
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.       4,100,000               3.75%                  4,921,012
Defiance Asset Management Fund, L.P.                          4,700,000               3.76%                  4,927,784
Jetstream Global Fund, L.P.                                   2,200,000               5.18%                  6,783,044
Nile Master Fund Limited                                      4,000,000               3.35%                  4,385,816
Strata Fund (QP) L.P.                                         4,000,000               2.91%                  3,810,719
                                                            -----------                                   ------------
                                                             26,950,000                                     34,405,708
                                                            -----------                                   ------------

RELATIVE VALUE (28.39%)
Blue Mountain Credit Alternatives Fund L.P.                   4,000,000               3.07%                  4,019,469
Brownstone Partners Catalyst Fund, LLC                        5,100,000               4.47%                  5,858,724
CRC Global Structured Credit Fund, LTD                        4,500,000               5.80%                  7,603,565
Ionic Capital LLC                                             5,500,000               4.75%                  6,226,943
MKM Longboat Multi-Strategy Fund, L.P.                        3,750,000               3.13%                  4,105,462
QFR Victoria Fund, LTD                                        4,250,000               4.73%                  6,190,692
West Side Partners, L.P.                                      3,279,645               2.44%                  3,199,250
                                                            -----------                                   ------------
                                                             30,379,645                                     37,204,105
                                                            -----------                                   ------------

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2008 (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------

                                                                                  PERCENTAGE
                                                                                      OF
                                                                                   MEMBERS'
                                                               COST                CAPITAL                 FAIR VALUE
                                                            -----------           ----------              ------------
INVESTMENTS IN PORTFOLIO FUNDS (95.25%)# (CONCLUDED)

TACTICAL TRADING (24.76%)
Bear Stearns Structured Risk Partners Fund, L.P.            $ 4,000,000               2.46%               $  3,231,116
Blue Mountain Equity Alternatives Fund L.P.                   4,500,000               3.93%                  5,147,803
BWII, L.P.                                                    3,400,000               2.23%                  2,918,892
Diamondback Partners, L.P.                                    5,000,000               5.62%                  7,367,173
Rubicon Global Partners, L.P.                                 3,700,000               2.33%                  3,054,395
The Blenheim Fund, L.P.                                       3,800,000               4.54%                  5,947,366
Third Wave Global Macro, L.P.                                 3,800,000               3.65%                  4,784,789
                                                            -----------                                   ------------
                                                             28,200,000                                     32,451,534
                                                            -----------                                   ------------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS                        $94,826,497                                    124,829,929
                                                            ===========

OTHER ASSETS, LESS LIABILITIES (4.75%)                                                                       6,218,761
                                                                                                          ------------
MEMBERS' CAPITAL - NET ASSETS (100.00%)                                                                   $131,048,690
                                                                                                          ============



# Non-income producing securities

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of Lazard Alternative Strategies Fund LLC ("the Company") investments. These inputs are summarized into three broad levels listed below.

Level 1 -- quoted prices in active markets for identical securities
Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -- significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Company's assets and liabilities carried at fair value:


                          Investments in     Liabilities in Securities     Appreciation in Other     Depreciation in Other
Valuation Inputs            Securities              Sold Short             Financial Instruments*    Financial Instruments*
                          -------------------------------------------------------------------------------------------------
Level 1                    $         --            $         --                 $         --              $         --
                          -------------------------------------------------------------------------------------------------
Level 2                              --                      --                           --                        --
                          -------------------------------------------------------------------------------------------------
Level 3                     124,829,929                      --                           --                        --
                          -------------------------------------------------------------------------------------------------
TOTAL                      $124,829,929            $         --                 $         --              $         --
                          =================================================================================================


* Other financial instruments include futures, forwards and swap contracts.


SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                          Investments in     Liabilities in Securities     Appreciation in Other     Depreciation in Other
                            Securities              Sold Short             Financial Instruments*    Financial Instruments*
                          -------------------------------------------------------------------------------------------------
Balance as of 3/31/08      $116,110,936            $         --                 $         --              $         --
                          -------------------------------------------------------------------------------------------------
Realized gain (loss)         (1,172,262)                     --                           --                        --
                          -------------------------------------------------------------------------------------------------
Change in unrealized
appreciation
(depreciation)                2,618,993                      --                           --                        --
                          -------------------------------------------------------------------------------------------------
Net purchase (sales)          7,272,262                      --                           --                        --
                          -------------------------------------------------------------------------------------------------
Net transfer in (out) of
Level 3                              --                      --                           --                        --
                          -------------------------------------------------------------------------------------------------
Balance as of 06/30/08     $124,829,929            $         --                 $         --              $         --
                          =================================================================================================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Lazard Alternative Strategies Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date     August 22, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date     August 22, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jagatnarine Churaman
                         -------------------------------------------------------
                           Jagatnarine Churaman, Chief Financial Officer (principal financial officer)

Date     August 22, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.